Summary of Significant Accounting Policies - Schedule of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Inventories [Line Items]
Finished goods	$ 39,124	$ 30,053	$ 20,661
Work in progress	1,569	1,153	281
Raw materials	1,779
Total	$ 42,472	$ 31,206	$ 20,942